Business Combinations and Acquisition of Non-controlling Interests - Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2020	Sep. 21, 2020	Aug. 28, 2020	Jul. 06, 2020	Mar. 04, 2020	Nov. 01, 2019	Oct. 29, 2019	Oct. 25, 2019	Sep. 29, 2019	May 31, 2019	May 07, 2019	Apr. 29, 2019	Jan. 31, 2017	Apr. 30, 2015
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	R$ 6,510
WPensar S.A.
Liabilities
Goodwill arising on acquisition	18,994
Purchase consideration transferred	23,908															R$ 5,000
Cash paid	14,345
Retained payments	3,586
Fair value of previously held interest in a step acquisition	5,977
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	115
WPensar S.A. | At fair value
Assets
Cash and cash and equivalents	378
Trade receivables	75
Recoverable taxes	108
Other assets	1
Property and equipment	172
Intangible assets	6,192
Total Assets	6,926
Liabilities
Trade payables	47
Labor and social obligations	385
Taxes and contributions payable	152
Income taxes payable	8
Loans with related parties	1,285
Advances from customers	100
Other liabilities	35
Total Liabilities	2,012
Total identifiable net assets at fair value	4,914
Goodwill arising on acquisition	18,994
Purchase consideration transferred	23,908
Cash paid	14,345
Retained payments	3,586
Fair value of previously held interest in a step acquisition	5,977
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(115)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(13,967)
Studos Software Ltda.
Liabilities
Goodwill arising on acquisition	13,371
Purchase consideration transferred	19,533
Cash paid	8,298
Retained payments	11,235
Studos Software Ltda. | At fair value
Assets
Cash and cash and equivalents	191
Trade receivables	126
Property and equipment	39
Intangible assets	5,996
Total Assets	6,352
Liabilities
Trade payables	18
Labor and social obligations	79
Taxes and contributions payable	56
Advances from customers	27
Other liabilities	10
Total Liabilities	190
Total identifiable net assets at fair value	6,162
Goodwill arising on acquisition	13,371
Purchase consideration transferred	19,533
Cash paid	8,298
Retained payments	11,235
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(275)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(8,107)
Geekie
Liabilities
Goodwill arising on acquisition	162,552
Purchase consideration transferred		R$ 5,761	R$ 191,979			R$ 5,782	R$ 12,676			R$ 21,892
Cash paid															R$ 8,000
Capital contribution		4,282		R$ 4,500
Fair value of previously held interest in a step acquisition			R$ 68,257
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	762
Geekie | At fair value
Assets
Cash and cash and equivalents	7,796
Trade receivables	1,120
Inventories	8,333
Recoverable taxes	524
Deferred taxes	15,098
Other assets	710
Property and equipment	2,592
Right-of-use assets	292
Intangible assets	36,328
Total Assets	72,793
Liabilities
Trade payables	823
Labor and social obligations	21,584
Taxes and contributions payable	677
Leases	292
Loans and financing	8,836
Loans with related parties	10,885
Advances from customers	269
Total Liabilities	43,366
Total identifiable net assets at fair value	29,427
Goodwill arising on acquisition	162,552
Purchase consideration transferred	191,979
Cash paid	4,500
Capital contribution	4,000
Forward contract of noncontrolling interest at acquisition	115,222
Fair value of previously held interest in a step acquisition	68,257
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(762)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	3,296
Escola da Inteligencia Cursos Educacionais Ltda.
Liabilities
Goodwill arising on acquisition					R$ 282,667
Purchase consideration transferred					558,985
Cash paid					200,000
Price adjustment					R$ 4,620
Escola da Inteligencia Cursos Educacionais Ltda. | At fair value
Assets
Cash and cash and equivalents	14,492
Trade receivables	11,129
Inventories	4,419
Advance to employees	11,484
Other assets	697
Property and equipment	843
Right-of-use assets	2,418
Intangible assets	238,825
Total Assets	284,307
Liabilities
Trade payables	1,709
Labor and social obligations	3,097
Leases	2,418
Provision for legal proceedings	599
Other liabilities	166
Total Liabilities	7,989
Total identifiable net assets at fair value	276,318
Goodwill arising on acquisition	282,667
Purchase consideration transferred	558,985
Cash paid	200,000
Forward contract of noncontrolling interest at acquisition	354,365
Price adjustment	4,620
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(6,510)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(185,508)
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Liabilities
Goodwill arising on acquisition														R$ 13,069
Purchase consideration transferred														18,285
Cash paid											R$ 260			R$ 16,095
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | At fair value
Assets
Cash and cash and equivalents		219
Trade receivables		126
Recoverable taxes		12
Other assets		14
Property and equipment		80
Intangible assets		5,866
Total Assets		6,317
Liabilities
Trade payables		48
Labor and social obligations		240
Taxes and contributions payable		109
Loans and financing		548
Other liabilities		156
Total Liabilities		1,101
Total identifiable net assets at fair value		5,216
Goodwill arising on acquisition		13,069
Purchase consideration transferred		18,285
Cash paid		16,355
Retained payments		1,930
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(649)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)		(16,136)
Nave a Vela Ltda. ("Nave")
Liabilities
Goodwill arising on acquisition									R$ 37,557
Purchase consideration transferred									58,194			R$ 4,200
Cash paid									R$ 21,098
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	R$ 467
Nave a Vela Ltda. ("Nave") | At fair value
Assets
Cash and cash and equivalents		1,565
Trade receivables		896
Inventories		897
Recoverable taxes		7
Other assets		284
Property and equipment		292
Intangible assets		19,009
Total Assets		22,950
Liabilities
Trade payables		271
Labor and social obligations		1,444
Taxes and contributions payable		50
Income taxes payable		2
Other liabilities		546
Total Liabilities		2,313
Total identifiable net assets at fair value		20,637
Goodwill arising on acquisition		37,557
Purchase consideration transferred		58,194
Cash paid		21,098
Forward contract of noncontrolling interest at acquisition		29,728
Fair value of previously held interest in a step acquisition		7,368
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(467)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)		(19,533)
Sistema Positivo de Ensino ("Positivo")
Liabilities
Goodwill arising on acquisition													R$ 830,028
Purchase consideration transferred								R$ 1,745,160					R$ 800,851
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		27,389
Sistema Positivo de Ensino ("Positivo") | At fair value
Assets
Cash and cash and equivalents		37,635
Trade receivables		72,780
Inventories		13,664
Recoverable taxes		99
Deferred taxes		7,518
Other assets		1,526
Property and equipment		4,760
Right-of-use assets		5,241
Intangible assets		773,134
Total Assets		916,357
Liabilities
Trade payables		12,463
Labor and social obligations		29,607
Taxes and contributions payable		2,937
Income taxes payable		22,643
Leases		5,374
Total Liabilities		73,024
Total identifiable net assets at fair value		843,333
Goodwill arising on acquisition		830,028
Purchase consideration transferred		1,673,361
Cash paid		800,851
Retained payments		872,510
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(27,389)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)		R$ (763,216)